REVENUES (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Animation	$1,048,613	$1,713,658
Web Filtering	182,244	161,241
Produced and Licensed Content	–	–
Publishing	268	385
Total Sales	$1,231,125	$1,875,284

Schedule of accounts receivable

	March 31, 2022	December 31, 2021

Billed accounts receivable	$660,232	$822,536
Unbilled accounts receivable	147,477	187,751
Allowance for doubtful accounts	(40,962)	(41,708)
Total accounts receivable, net	$766,747	$968,579
Total advanced payments and deferred revenues	$396,155	$404,428